                    January 19, 2007

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Cohen & Steers Global Realty Shares, Inc.

Dear Sir or Madam:

On behalf of Cohen & Steers Global Realty Shares, Inc. (the “Fund”), we are hereby transmitting for filing under the Investment Company Act of 1940 (the “1940 Act”) a Notification of Registration on Form N-8A. We also are transmitting for filing pursuant to the Securities Act of 1933 and the 1940 Act the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

Please note that the disclosure contained in the Fund’s Registration Statement is substantially similar to the disclosure contained in the Registration Statement on Form N-1A of Cohen & Steers Institutional Global Realty Shares, Inc. (File Nos. 333-134172; 811-21902), which was declared effective by the Commission on August 11, 2006. For this reason, we respectfully request that the Fund’s Registration Statement be subject to “selective review.”

Please direct any comments or questions to Janna Manes, of Stroock & Stroock & Lavan LLP, at (212) 806-6141, or to me at (212) 446-9159.

Very truly yours,

John E. McLean
Vice President and Associate General Counsel

cc:	Keith A. O’Connell
Senior Counsel

Janna Manes